AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks — 97.2%
Aerospace & Defense — 1.6%
AAR Corp.	86,735	$1,630,618
Aerojet Rocketdyne Holdings, Inc.*	50,615	2,019,032
Cubic Corp.	17,104	994,940
Curtiss-Wright Corp.	18,855	1,758,417
Ducommun, Inc.*	42,690	1,405,355
Kaman Corp.	71,751	2,796,137
		10,604,499
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	58,576	1,467,915
Hub Group, Inc. (Class A Stock)*	25,720	1,291,015
		2,758,930
Airlines — 0.5%
Allegiant Travel Co.	13,124	1,572,255
SkyWest, Inc.	66,901	1,997,664
		3,569,919
Auto Components — 1.3%
Adient PLC*	224,212	3,885,594
Cooper Tire & Rubber Co.(a)	72,408	2,295,334
Visteon Corp.*	18,748	1,297,736
Workhorse Group, Inc.*(a)	47,511	1,201,078
		8,679,742
Banks — 14.2%
Amalgamated Bank (Class A Stock)	54,541	577,044
Ameris Bancorp	179,948	4,099,215
Atlantic Union Bankshares Corp.	160,582	3,431,637
BancorpSouth Bank	195,123	3,781,484
Bank of Hawaii Corp.	19,991	1,009,945
Banner Corp.	117,010	3,774,743
Brookline Bancorp, Inc.	231,683	2,002,900
Bryn Mawr Bank Corp.	28,491	708,571
Columbia Banking System, Inc.	177,310	4,228,844
Community Bank System, Inc.(a)	91,288	4,971,544
ConnectOne Bancorp, Inc.	144,133	2,027,951
CVB Financial Corp.	268,590	4,466,652
FB Financial Corp.	123,542	3,103,375
First Financial Bankshares, Inc.(a)	140,741	3,928,081
First Merchants Corp.	155,263	3,595,891
First Midwest Bancorp, Inc.	135,295	1,458,480
First of Long Island Corp. (The)	30,250	448,003
German American Bancorp, Inc.	68,481	1,858,574
Glacier Bancorp, Inc.(a)	156,808	5,025,696
Great Western Bancorp, Inc.	112,861	1,405,119
Heritage Financial Corp.(a)	101,185	1,860,792
Home BancShares, Inc.	202,437	3,068,945
Independent Bank Corp.	83,264	4,361,368
Lakeland Financial Corp.	96,100	3,959,320
OceanFirst Financial Corp.	173,162	2,370,588
Pacific Premier Bancorp, Inc.	142,075	2,861,391
PacWest Bancorp	82,639	1,411,474
Pinnacle Financial Partners, Inc.	65,722	2,339,046
Renasant Corp.	188,576	4,284,447
Sandy Spring Bancorp, Inc.	39,182	904,321
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
South State Corp.	116,439	$5,606,538
Towne Bank	94,053	1,542,469
TriCo Bancshares	86,340	2,114,467
United Community Banks, Inc.	229,362	3,883,099
		96,472,014
Biotechnology — 0.6%
Arena Pharmaceuticals, Inc.*	37,173	2,780,168
Emergent BioSolutions, Inc.*	9,866	1,019,454
		3,799,622
Building Products — 1.4%
AZEK Co., Inc. (The)*	64,822	2,256,454
Gibraltar Industries, Inc.*	54,877	3,574,688
Griffon Corp.(a)	116,090	2,268,398
Patrick Industries, Inc.	29,411	1,691,721
		9,791,261
Capital Markets — 2.4%
Hamilton Lane, Inc. (Class A Stock)	43,947	2,838,537
Houlihan Lokey, Inc.	47,476	2,803,458
PJT Partners, Inc. (Class A Stock)	37,484	2,271,905
StepStone Group, Inc. (Class A Stock)*	24,479	651,386
Stifel Financial Corp.	130,259	6,585,895
Virtu Financial, Inc. (Class A Stock)	38,186	878,660
		16,029,841
Chemicals — 1.7%
Avient Corp.	271,556	7,185,372
HB Fuller Co.	52,403	2,399,009
Quaker Chemical Corp.(a)	5,427	975,286
Stepan Co.	11,281	1,229,629
		11,789,296
Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	92,872	3,404,688
Brady Corp. (Class A Stock)	57,353	2,295,267
Casella Waste Systems, Inc. (Class A Stock)*	43,061	2,404,957
Herman Miller, Inc.	43,294	1,305,747
		9,410,659
Communications Equipment — 1.1%
InterDigital, Inc.	34,422	1,964,119
NetScout Systems, Inc.*	119,351	2,605,433
Viavi Solutions, Inc.*	245,629	2,881,228
		7,450,780
Construction & Engineering — 2.1%
AECOM*	64,174	2,685,040
EMCOR Group, Inc.	60,690	4,109,320
MasTec, Inc.*(a)	102,482	4,324,740
WillScot Mobile Mini Holdings Corp.*	174,472	2,910,193
		14,029,293
Construction Materials — 0.4%
Summit Materials, Inc. (Class A Stock)*	179,206	2,964,067
A1

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance — 0.7%
FirstCash, Inc.	27,313	$1,562,577
Green Dot Corp. (Class A Stock)*	52,880	2,676,257
Oportun Financial Corp.*	39,317	463,547
		4,702,381
Diversified Consumer Services — 0.3%
Laureate Education, Inc. (Class A Stock)*	164,366	2,182,781
Diversified Financial Services — 0.1%
Alerus Financial Corp.	27,789	544,664
Electric Utilities — 2.6%
ALLETE, Inc.	88,249	4,566,003
MGE Energy, Inc.	34,590	2,167,409
PNM Resources, Inc.(a)	138,675	5,731,438
Portland General Electric Co.	138,265	4,908,408
		17,373,258
Electronic Equipment, Instruments & Components — 2.1%
CTS Corp.	105,581	2,325,949
FARO Technologies, Inc.*	42,864	2,613,847
II-VI, Inc.*(a)	44,183	1,792,063
Knowles Corp.*	123,418	1,838,928
Rogers Corp.*	26,167	2,565,936
TTM Technologies, Inc.*	252,634	2,882,554
		14,019,277
Energy Equipment & Services — 0.8%
Cactus, Inc. (Class A Stock)	112,970	2,167,894
ChampionX Corp.*	386,800	3,090,532
		5,258,426
Entertainment — 0.3%
IMAX Corp.*	126,814	1,516,696
Live Nation Entertainment, Inc.*	6,205	334,325
		1,851,021
Equity Real Estate Investment Trusts (REITs) — 9.2%
Acadia Realty Trust	203,878	2,140,719
Columbia Property Trust, Inc.	231,707	2,527,923
CyrusOne, Inc.	52,799	3,697,514
Healthcare Realty Trust, Inc.	184,627	5,560,965
Hudson Pacific Properties, Inc.	118,151	2,591,051
Life Storage, Inc.	46,707	4,916,846
National Health Investors, Inc.	54,124	3,262,053
Park Hotels & Resorts, Inc.(a)	209,912	2,097,021
Pebblebrook Hotel Trust	282,927	3,545,075
Physicians Realty Trust	267,314	4,787,594
Preferred Apartment Communities, Inc. (Class A Stock)	109,185	589,599
PS Business Parks, Inc.	44,040	5,390,056
RLJ Lodging Trust	367,919	3,186,179
Safehold, Inc.(a)	51,229	3,181,321
STAG Industrial, Inc.	271,332	8,272,913
Terreno Realty Corp.	118,933	6,512,771
		62,259,600
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.4%
BJ’s Wholesale Club Holdings, Inc.*	38,134	$1,584,468
Grocery Outlet Holding Corp.*(a)	35,302	1,388,074
Performance Food Group Co.*	187,566	6,493,535
		9,466,077
Food Products — 2.5%
Darling Ingredients, Inc.*	256,644	9,246,883
Hostess Brands, Inc.*(a)	215,480	2,656,868
Sanderson Farms, Inc.	8,967	1,057,837
Simply Good Foods Co. (The)*	81,630	1,799,942
Utz Brands, Inc.(a)	133,198	2,384,244
		17,145,774
Gas Utilities — 1.3%
Chesapeake Utilities Corp.	31,481	2,653,848
ONE Gas, Inc.	86,686	5,982,201
		8,636,049
Health Care Equipment & Supplies — 1.9%
Avanos Medical, Inc.*	109,295	3,630,780
CONMED Corp.	38,006	2,989,932
Globus Medical, Inc. (Class A Stock)*	44,034	2,180,564
Merit Medical Systems, Inc.*	57,990	2,522,565
Mesa Laboratories, Inc.(a)	5,963	1,519,134
		12,842,975
Health Care Providers & Services — 1.5%
Acadia Healthcare Co., Inc.*	107,060	3,156,129
AMN Healthcare Services, Inc.*	35,688	2,086,320
Magellan Health, Inc.*	35,380	2,681,096
Tenet Healthcare Corp.*	106,350	2,606,639
		10,530,184
Health Care Technology — 0.5%
Allscripts Healthcare Solutions, Inc.*(a)	161,516	1,314,740
HMS Holdings Corp.*	59,287	1,419,924
Vocera Communications, Inc.*(a)	30,463	885,864
		3,620,528
Hotels, Restaurants & Leisure — 4.4%
Boyd Gaming Corp.	166,043	5,095,860
Brinker International, Inc.	101,250	4,325,400
Caesars Entertainment, Inc.*(a)	48,880	2,740,213
Jack in the Box, Inc.	40,666	3,225,220
Marriott Vacations Worldwide Corp.	54,375	4,937,794
Penn National Gaming, Inc.*	74,215	5,395,430
SeaWorld Entertainment, Inc.*	122,530	2,416,292
Texas Roadhouse, Inc.	25,434	1,546,133
		29,682,342
Household Durables — 2.5%
Helen of Troy Ltd.*	7,220	1,397,214
KB Home	45,187	1,734,729
Meritage Homes Corp.*	72,426	7,995,106
Taylor Morrison Home Corp.*	120,556	2,964,472
TopBuild Corp.*	17,681	3,017,970
		17,109,491

A2

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance — 4.2%
AMERISAFE, Inc.	36,243	$2,078,898
BRP Group, Inc. (Class A Stock)*	81,133	2,021,023
CNO Financial Group, Inc.	63,778	1,022,999
Enstar Group Ltd.*	20,959	3,384,879
Kemper Corp.	28,899	1,931,320
Kinsale Capital Group, Inc.	16,905	3,214,993
Palomar Holdings, Inc.*	32,989	3,438,773
Primerica, Inc.	29,647	3,354,262
RLI Corp.(a)	41,949	3,512,390
Selective Insurance Group, Inc.	85,379	4,396,165
		28,355,702
IT Services — 1.6%
CACI International, Inc. (Class A Stock)*	4,979	1,061,324
KBR, Inc.	338,557	7,570,134
ManTech International Corp. (Class A Stock)	33,968	2,339,716
		10,971,174
Leisure Products — 0.6%
BRP, Inc.(a)	24,504	1,294,301
Callaway Golf Co.(a)	84,268	1,612,890
Malibu Boats, Inc. (Class A Stock)*	26,050	1,291,038
		4,198,229
Life Sciences Tools & Services — 1.0%
Luminex Corp.	65,817	1,727,696
PRA Health Sciences, Inc.*	21,860	2,217,479
Syneos Health, Inc.*	54,518	2,898,177
		6,843,352
Machinery — 6.8%
Astec Industries, Inc.	59,465	3,225,976
Chart Industries, Inc.*	49,957	3,510,479
CIRCOR International, Inc.*	53,908	1,474,384
Colfax Corp.*	115,064	3,608,407
Columbus McKinnon Corp.	83,387	2,760,110
Enerpac Tool Group Corp.	80,293	1,510,311
Federal Signal Corp.	85,373	2,497,160
Kennametal, Inc.	165,427	4,787,458
Navistar International Corp.*	41,282	1,797,418
Rexnord Corp.	222,674	6,644,592
SPX FLOW, Inc.*	109,048	4,669,435
Timken Co. (The)	69,768	3,782,821
TriMas Corp.*	128,396	2,927,429
Watts Water Technologies, Inc. (Class A Stock)	31,661	3,170,849
		46,366,829
Media — 0.8%
Nexstar Media Group, Inc. (Class A Stock)	46,464	4,178,508
TEGNA, Inc.	113,810	1,337,267
		5,515,775
	Shares	Value
Common Stocks (continued)
Metals & Mining — 2.7%
Alcoa Corp.*	196,553	$2,285,911
Arconic Corp.*	217,277	4,139,127
Cleveland-Cliffs, Inc.(a)	176,160	1,130,947
Coeur Mining, Inc.*	323,099	2,384,471
Commercial Metals Co.	171,281	3,422,194
Constellium SE*	310,759	2,439,458
Sandstorm Gold Ltd. (Canada)*(a)	143,576	1,211,782
Warrior Met Coal, Inc.	82,080	1,401,926
		18,415,816
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
KKR Real Estate Finance Trust, Inc.(a)	172,673	2,854,285
PennyMac Mortgage Investment Trust	236,619	3,802,467
Two Harbors Investment Corp.	815,923	4,153,048
		10,809,800
Multiline Retail — 0.1%
Big Lots, Inc.(a)	9,585	427,491
Oil, Gas & Consumable Fuels — 2.3%
Brigham Minerals, Inc. (Class A Stock)	159,962	1,426,861
Euronav NV (Belgium)(a)	219,219	1,935,704
Falcon Minerals Corp.(a)	236,366	576,733
Golar LNG Ltd. (Cameroon)*(a)	226,366	1,370,646
Noble Energy, Inc.	214,866	1,837,104
Parsley Energy, Inc. (Class A Stock)(a)	296,717	2,777,271
Rattler Midstream LP	135,112	803,917
Viper Energy Partners LP	324,783	2,442,368
WPX Energy, Inc.*(a)	452,958	2,219,494
		15,390,098
Pharmaceuticals — 0.3%
Prestige Consumer Healthcare, Inc.*	67,040	2,441,597
Professional Services — 1.1%
ASGN, Inc.*	66,783	4,244,727
FTI Consulting, Inc.*	12,216	1,294,530
ICF International, Inc.	34,142	2,100,757
		7,640,014
Real Estate Management & Development — 0.3%
Kennedy-Wilson Holdings, Inc.	147,597	2,143,108
Road & Rail — 1.1%
ArcBest Corp.	62,652	1,945,971
Marten Transport Ltd.	101,338	1,653,836
Saia, Inc.*	28,723	3,623,120
		7,222,927
Semiconductors & Semiconductor Equipment — 1.3%
Cohu, Inc.	144,809	2,487,819
Lattice Semiconductor Corp.*(a)	50,513	1,462,856
Onto Innovation, Inc.*	93,114	2,772,935
Semtech Corp.*	34,952	1,851,058
		8,574,668
Software — 1.2%
Bottomline Technologies DE, Inc.*	50,407	2,125,159
Cloudera, Inc.*(a)	226,858	2,470,483

A3

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Verint Systems, Inc.*	43,998	$2,119,824
Vertex, Inc. (Class A Stock)*	50,375	1,158,625
		7,874,091
Specialty Retail — 4.0%
Aaron’s, Inc.	68,713	3,892,591
American Eagle Outfitters, Inc.(a)	279,648	4,141,587
Burlington Stores, Inc.*	4,871	1,003,864
Five Below, Inc.*	20,035	2,544,445
Lithia Motors, Inc. (Class A Stock)	14,561	3,319,034
Michaels Cos., Inc. (The)*(a)	160,060	1,545,379
Rent-A-Center, Inc.	94,893	2,836,352
RH*(a)	8,051	3,080,474
Sally Beauty Holdings, Inc.*(a)	66,058	574,044
Sonic Automotive, Inc. (Class A Stock)	63,568	2,552,891
Zumiez, Inc.*	56,624	1,575,280
		27,065,941
Textiles, Apparel & Luxury Goods — 1.1%
Crocs, Inc.*	61,259	2,617,597
Deckers Outdoor Corp.*	5,133	1,129,312
Wolverine World Wide, Inc.	153,987	3,979,024
		7,725,933
Thrifts & Mortgage Finance — 2.1%
MGIC Investment Corp.	391,212	3,466,138
NMI Holdings, Inc. (Class A Stock)*	153,465	2,731,677
Provident Financial Services, Inc.	93,278	1,137,992
Walker & Dunlop, Inc.	63,218	3,350,554
Washington Federal, Inc.	166,092	3,464,679
		14,151,040
Trading Companies & Distributors — 1.4%
Beacon Roofing Supply, Inc.*	83,755	2,602,268
BMC Stock Holdings, Inc.*	105,608	4,523,191
Herc Holdings, Inc.*	55,037	2,180,015
		9,305,474
Water Utilities — 0.4%
SJW Group	43,078	2,621,727

Total Common Stocks (cost $671,142,184)		658,635,537
	Shares	Value

Exchange-Traded Fund — 1.0%
iShares Russell 2000 Value ETF(a)	68,753	$6,829,235
(cost $6,789,572)

Total Long-Term Investments (cost $677,931,756)		665,464,772
Short-Term Investments — 12.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	11,615,093	11,615,093
PGIM Institutional Money Market Fund (cost $69,734,591; includes $69,718,065 of cash collateral for securities on loan)(b)(w)	69,745,195	69,731,246

Total Short-Term Investments (cost $81,349,684)		81,346,339

TOTAL INVESTMENTS—110.2% (cost $759,281,440)		746,811,111

Liabilities in excess of other assets — (10.2)%		(69,256,313)

Net Assets — 100.0%		$677,554,798

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
LP	Limited Partnership
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $68,327,428; cash collateral of $69,718,065 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4